Transamerica Inflation Opportunities

SCHEDULE OF INVESTMENTS

At July 31, 2022

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES - 18.1%
Banks - 5.6%
BAC Capital Trust XIV
3-Month LIBOR + 0.40%, 4.00% (A), 08/15/2022 (B)	$ 726,000	$ 546,438
Banco Santander Chile
3.18%, 10/26/2031 (C)	489,000	416,872
Bank of America Corp.
Fixed until 10/20/2031, 2.57% (A), 10/20/2032	500,000	429,343
4.18%, 11/25/2027	528,000	526,521
CPI-YoY + 1.10%, 9.36% (A), 11/19/2024	1,000,000	1,024,720
Barclays Bank PLC
CPI-YoY + 1.00%, 9.26% (A), 05/22/2023	2,600,000	2,561,307
BPCE SA
Fixed until 10/19/2041, 3.58% (A), 10/19/2042 (C) (D)	303,000	227,964
Citigroup, Inc.
Fixed until 11/03/2031, 2.52% (A), 11/03/2032	320,000	271,336
Corestates Capital II
3-Month LIBOR + 0.65%, 3.16% (A), 01/15/2027 (C)	269,000	250,116
Intesa Sanpaolo SpA
Fixed until 06/01/2041, 4.95% (A), 06/01/2042 (C)	215,000	148,064
NatWest Group PLC
Fixed until 08/28/2030, 3.03% (A), 11/28/2035	381,000	310,650
UniCredit SpA
Fixed until 06/30/2030, 5.46% (A), 06/30/2035 (C)	621,000	509,823

		7,223,154

Capital Markets - 2.3%
Deutsche Bank AG
Fixed until 05/28/2031, 3.04% (A), 05/28/2032	1,319,000	1,086,027
Goldman Sachs Group, Inc.
Fixed until 07/21/2031, 2.38% (A), 07/21/2032	600,000	506,560
Fixed until 11/10/2022 (B), 5.00% (A)	702,000	636,221
Morgan Stanley
Fixed until 09/16/2031, 2.48% (A), 09/16/2036	111,000	89,950
CPI-YoY + 2.00%, 8.00% (A), 04/25/2023 - 06/09/2023	643,000	647,230

		2,965,988

Chemicals - 0.3%
Albemarle Corp.
5.65%, 06/01/2052	370,000	375,354

Commercial Services & Supplies - 0.5%
Triton Container International Ltd.
3.15%, 06/15/2031 (C)	880,000	716,448

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Consumer Finance - 0.8%
Ford Motor Credit Co. LLC
2.90%, 02/16/2028	$ 622,000	$ 545,027
Synchrony Financial
2.88%, 10/28/2031	650,000	515,000

		1,060,027

Food Products - 0.4%
Smithfield Foods, Inc.
5.20%, 04/01/2029 (C)	581,000	580,595

Hotels, Restaurants & Leisure - 0.5%
Magallanes, Inc.
5.14%, 03/15/2052 (C)	675,000	595,072

Insurance - 1.0%
Enstar Group Ltd.
3.10%, 09/01/2031	742,000	599,740
Hartford Financial Services Group, Inc.
3-Month LIBOR + 2.13%, 3.54% (A), 02/12/2067 (C)	898,000	728,515

		1,328,255

Metals & Mining - 3.2%
Anglo American Capital PLC
3.88%, 03/16/2029 (C)	1,575,000	1,469,919
AngloGold Ashanti Holdings PLC
3.75%, 10/01/2030 (D)	466,000	399,294
Glencore Funding LLC
2.63%, 09/23/2031 (C)	423,000	347,828
2.85%, 04/27/2031 (C)	791,000	664,185
Newcrest Finance Pty Ltd.
5.75%, 11/15/2041 (C)	446,000	443,439
South32 Treasury Ltd.
4.35%, 04/14/2032 (C)	849,000	807,416

		4,132,081

Multiline Retail - 0.1%
Nordstrom, Inc.
4.25%, 08/01/2031	127,000	102,859

Oil, Gas & Consumable Fuels - 2.6%
Apache Corp.
4.25%, 01/15/2030 (D)	500,000	481,728
Cenovus Energy, Inc.
4.25%, 04/15/2027	397,000	395,787
Diamondback Energy, Inc.
4.40%, 03/24/2051 (D)	424,000	382,851
Enbridge, Inc.
Fixed until 07/15/2027, 5.50% (A), 07/15/2077	731,000	663,328
Energy Transfer LP
4.95%, 05/15/2028	253,000	252,767
Fixed until 02/15/2023 (B), 6.25% (A)	691,000	531,931
EnLink Midstream Partners LP
Fixed until 12/15/2022 (B), 6.00% (A)	133,000	92,435
Enterprise Products Operating LLC
3.70%, 01/31/2051	435,000	365,871
Fixed until 08/16/2027, 5.25% (A), 08/16/2077	243,000	204,941

		3,371,639

Transamerica Funds	Page 1

Transamerica Inflation Opportunities

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2022

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Semiconductors & Semiconductor Equipment - 0.8%
Broadcom, Inc.
2.60%, 02/15/2033 (C)	$ 1,286,000	$ 1,041,557

Total Corporate Debt Securities (Cost $26,585,400)		23,493,029

FOREIGN GOVERNMENT OBLIGATIONS - 25.4%
Australia - 4.5%
Australia Government Bond
0.75%, 11/21/2027 (E)	AUD 5,000,000	3,991,849
2.50%, 09/20/2030 (E)	1,750,000	1,806,833

		5,798,682

Canada - 1.7%
Canada Government Real Return Bonds
4.00%, 12/01/2031	CAD 581,525	597,326
4.25%, 12/01/2026	1,728,790	1,570,374

		2,167,700

France - 2.1%
France Republic Government Bond OAT
0.70%, 07/25/2030 (E)	EUR 1,158,080	1,383,431
3.15%, 07/25/2032 (E)	892,394	1,318,234

		2,701,665

Germany - 1.2%
Deutsche Bundesrepublik Inflation-Linked Bond
0.50%, 04/15/2030 (E)	1,283,634	1,539,139

Japan - 4.3%
Japan Government CPI-Linked Bond
0.01%, 03/10/2031	JPY 246,362,400	1,959,260
0.10%, 03/10/2026	466,587,000	3,654,669

		5,613,929

Mexico - 0.4%
Mexico Government International Bond
4.28%, 08/14/2041	$ 686,000	567,850

New Zealand - 4.5%
New Zealand Government Inflation-Linked Bond
2.00%, 09/20/2025 (E)	NZD 7,375,000	5,828,701

United Kingdom - 6.7%
U.K. Inflation-Linked Gilt
0.13%, 03/22/2024 - 03/22/2044 (E)	GBP 4,170,676	5,674,163
1.25%, 11/22/2032 (E)	1,862,568	3,048,281

		8,722,444

Total Foreign Government Obligations (Cost $34,963,457)		32,940,110

MORTGAGE-BACKED SECURITY - 0.5%
One Bryant Park Trust
Series 2019-OBP, Class A,
2.52%, 09/15/2054 (C)	$ 750,000	663,954

Total Mortgage-Backed Security (Cost $661,289)		663,954

	Principal	Value
U.S. GOVERNMENT OBLIGATIONS - 55.1%
U.S. Treasury - 0.9%
U.S. Treasury Bond
2.38%, 02/15/2042	$ 725,000	$ 636,867
3.25%, 05/15/2042	500,000	505,000

		1,141,867

U.S. Treasury Inflation-Protected Securities - 54.2%
U.S. Treasury Inflation-Protected Indexed Bond
0.13%, 02/15/2051	1,964,025	1,651,034
0.63%, 02/15/2043	2,541,800	2,435,395
0.75%, 02/15/2042 - 02/15/2045	5,363,127	5,287,728
1.00%, 02/15/2046	2,343,023	2,419,652
1.38%, 02/15/2044	1,002,984	1,109,091
2.13%, 02/15/2040	946,309	1,179,633
2.38%, 01/15/2025	3,255,252	3,455,971
3.38%, 04/15/2032	1,975,392	2,578,221
3.88%, 04/15/2029	2,310,620	2,888,591
U.S. Treasury Inflation-Protected Indexed Note
0.13%, 01/15/2023 - 07/15/2031	20,677,656	20,825,974
0.25%, 07/15/2029	2,056,140	2,086,621
0.38%, 07/15/2025 - 07/15/2027	6,171,901	6,304,212
0.50%, 01/15/2028	1,776,855	1,819,819
0.63%, 04/15/2023 (D)	2,117,412	2,138,338
0.63%, 01/15/2024 - 01/15/2026	13,998,323	14,227,374

		70,407,654

Total U.S. Government Obligations (Cost $71,727,603)		71,549,521

	Shares	Value
SHORT-TERM INVESTMENT COMPANY - 0.3%
Money Market Fund - 0.3%
State Street Institutional U.S. Government Money Market Fund, 1.53% (F)	420,641	420,641

Total Short-Term Investment Company (Cost $420,641)		420,641

OTHER INVESTMENT COMPANY - 2.3%
Securities Lending Collateral - 2.3%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 2.27% (F)	2,991,200	2,991,200

Total Other Investment Company (Cost $2,991,200)		2,991,200

Total Investments (Cost $137,349,590)		132,058,455
Net Other Assets (Liabilities) - (1.7)%		(2,230,026)

Net Assets - 100.0%		$ 129,828,429

Transamerica Funds	Page 2

Transamerica Inflation Opportunities

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2022

(unaudited)

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation	Unrealized Depreciation
JPMS	09/22/2022	USD	4,326,236	AUD	6,200,000	$—	$(9,410)
JPMS	09/22/2022	USD	769,458	CAD	1,000,000	—	(11,313)
JPMS	09/22/2022	USD	4,354,378	EUR	4,100,000	148,203	—
JPMS	09/22/2022	USD	10,199,581	GBP	8,250,000	140,382	—
JPMS	09/22/2022	USD	5,788,690	JPY	745,000,000	178,703	—
JPMS	09/22/2022	USD	4,413,918	NZD	7,000,000	12,750	—
JPMS	09/22/2022	GBP	2,450,000	USD	2,989,391	—	(2,113)
JPMS	09/22/2022	EUR	1,400,000	USD	1,437,094	—	(839)

Total						$480,038	$(23,675)

INVESTMENT VALUATION:

Valuation Inputs (G)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Corporate Debt Securities	$—	$23,493,029	$—	$23,493,029
Foreign Government Obligations	—	32,940,110	—	32,940,110
Mortgage-Backed Security	—	663,954	—	663,954
U.S. Government Obligations	—	71,549,521	—	71,549,521
Short-Term Investment Company	420,641	—	—	420,641
Other Investment Company	2,991,200	—	—	2,991,200

Total Investments	$3,411,841	$128,646,614	$—	$132,058,455

Other Financial Instruments
Forward Foreign Currency Contracts (H)	$—	$480,038	$—	$480,038

Total Other Financial Instruments	$—	$480,038	$—	$480,038

LIABILITIES
Other Financial Instruments
Forward Foreign Currency Contracts (H)	$—	$(23,675)	$—	$(23,675)

Total Other Financial Instruments	$—	$(23,675)	$—	$(23,675)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Floating or variable rate securities. The rates disclosed are as of July 31, 2022. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in the description.
(B)	Perpetual maturity. The date displayed is the next call date.
(C)	Securities are exempt from registration pursuant to Rule 144A of the Securities Act of 1933. Securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2022, the total value of 144A securities is $9,611,767, representing 7.4% of the Fund’s net assets.
(D)	All or a portion of the securities are on loan. The total value of all securities on loan is $3,448,047, collateralized by cash collateral of $2,991,200 and non-cash collateral, such as U.S. government securities and irrevocable letters of credit, of $528,243. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(E)	Securities are exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Securities may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At July 31, 2022, the total value of Regulation S securities is $24,590,631, representing 18.9% of the Fund’s net assets.
(F)	Rates disclosed reflect the yields at July 31, 2022.
(G)	There were no transfers in or out of Level 3 during the period ended July 31, 2022. Please reference the Investment Valuation section of the Notes to Schedule of Investments for more information regarding investment valuation and pricing inputs.
(H)	Derivative instruments are valued at unrealized appreciation (depreciation).

Transamerica Funds	Page 3

Transamerica Inflation Opportunities

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2022

(unaudited)

CURRENCY ABBREVIATIONS:

AUD	Australian Dollar
CAD	Canadian Dollar
EUR	Euro
GBP	Pound Sterling
JPY	Japanese Yen
NZD	New Zealand Dollar
USD	United States Dollar

COUNTERPARTY ABBREVIATION:

JPMS	JPMorgan Securities LLC

PORTFOLIO ABBREVIATIONS:

CPI YoY	US Consumer Price Index Urban Consumers Year Over Year
LIBOR	London Interbank Offered Rate

Transamerica Funds	Page 4

Transamerica Inflation Opportunities

NOTES TO SCHEDULE OF INVESTMENTS

At July 31, 2022

(unaudited)

INVESTMENT VALUATION

Transamerica Inflation Opportunities (the “Fund”) is a series of the Transamerica Funds.

All investments in securities are recorded at their estimated fair value. The Fund values its investments at the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. Generally Accepted Accounting Principles in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1 — Unadjusted quoted prices in active markets for identical securities.

Level 2 — Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include the Fund’s own assumptions used in determining the fair value of investments and derivative instruments.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using Net Asset Value (“NAV”) per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Fund’s investments at July 31, 2022, is disclosed within the Investment Valuation section of the Schedule of Investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.

Fair value measurements: Descriptions of the valuation techniques applied to the Fund’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Corporate debt securities: The fair value of corporate debt securities is estimated using various techniques, which consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, fundamental data relating to the issuer, and credit default swap spreads adjusted for any basis difference between cash and derivative instruments. While most corporate debt securities are categorized in Level 2 of the fair value hierarchy, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in Level 3.

Foreign government obligations: Foreign government obligations are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. Foreign government obligations generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Mortgage-backed securities: The fair value of mortgage-backed securities is estimated based on models that consider issuer type, coupon, cash flows, mortgage prepayment projection tables and adjustable rate mortgage evaluations that incorporate index data, periodic life caps and the next coupon reset date. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they are categorized in Level 3.

U.S. government obligations: U.S. government obligations are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. U.S. government obligations generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Transamerica Funds	Page 5

Transamerica Inflation Opportunities

NOTES TO SCHEDULE OF INVESTMENTS (continued)

At July 31, 2022

(unaudited)

Short-term notes: The Fund normally values short-term government and U.S. government agency securities using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers and reference data. Certain securities are valued by principally using dealer quotations. Short-term government and U.S. government agency securities generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the actively traded NAV and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.

Derivative instruments: Centrally cleared or listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized in Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) derivative contracts include forward, swap, swaption, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices. Depending on the product and the terms of the transaction, the fair value of the OTC derivative products are modeled taking into account the counterparties’ creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments and the pricing inputs are observed from actively quoted markets, as is the case of interest rate swap and option contracts. The majority of OTC derivative products valued by the Fund using pricing models fall into this category and are categorized within Level 2 of the fair value hierarchy or Level 3 if inputs are unobservable.

Transamerica Funds	Page 6